Leases - Schedule of Minimum Lease Payments (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Operating Leases, 2020		$ 345,900
Operating Leases, 2021		320,800
Operating Leases, 2022		304,900
Operating Leases, 2023		199,100
Operating Leases, 2024		120,700
Operating Leases, Total Lease payments		1,291,400
Operating Leases, Less Amount discount/Interest		(175,900)
Operating lease	$ 906,500	1,115,500	$ 474,200
Finance Leases, 2020		215,600
Finance Leases, 2021		192,600
Finance Leases, 2022		116,400
Finance Leases, 2023		10,900
Finance Leases, 2024
Finance Leases, Total Lease payments		535,500
Finance Leases, Less Amount discount/Interest		(14,800)
Finance Leases	$ 1,952,100	520,700		$ 705,600
2020		561,500
2021		513,400
2022		421,300
2023		210,000
2024		120,700
Total Lease payments		1,826,900
Less Amount discount/Interest		(190,700)
Total lease		$ 1,636,200